Transition to IFRS (Details) - Schedule of reconciliation of statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 83,062	$ 88,090	$ 88,127	$ 88,127
Short-term deposits	3,904	5,586	289
Trade receivables, net	118,126	116,975	91,986
Unbilled receivables and contract assets	30,354	25,096	19,073
Other accounts receivable and prepaid expenses	13,652	11,027	11,751
Total current assets	249,098	246,774	211,226
LONG-TERM ASSETS:
Severance pay fund
Deferred taxes		7,993	6,235
Right-of-use assets	27,536	23,280	23,363
Other accounts receivable	5,795	5,165	5,507
Property, plants and equipment, net	8,338	5,872	5,988
Intangible assets, net	52,057	51,390	53,404
Goodwill	158,699	146,803	135,682
Total long-term assets	256,043	240,503	230,179
Total assets	505,141	487,277	441,405
CURRENT LIABILITIES:
Short term debt	20,755	17,108	11,598
Trade payables	27,598	24,711	14,250
Accrued expenses and other accounts payable	46,842	45,091	41,777
Current maturities of operating lease liabilities	4,591	3,267	3,792
Liabilities in respect of business combinations	19,287	6,635	4,998
Redeemable non-controlling interests	27,172	23,197	14,611
Deferred revenue and customer advances	9,808	10,771	8,793
Total current liabilities	156,053	130,780	99,819
LONG-TERM LIABILITIES:
Long-term debt	30,412	20,155	13,352
Long-term operating lease liabilities	24,282	21,907	21,230
Liability in respect of business combinations	5,376	13,892	10,926
Deferred taxes		17,945	17,484
Redeemable non-controlling interests	1,120	6,137	9,315
Accrued severance pay, net	901	905	872
Total long-term liabilities	72,777	80,941	73,179
REDEEMABLE NON-CONTROLLING INTEREST
EQUITY
Share capital	1,166	1,165	1,164
Additional paid-in capital	182,031	184,047	188,415
Accumulated other comprehensive loss	(6,559)	9,264	7,437
Accumulated earnings	86,289	70,660	62,673
Total equity attributable to company shareholders’	262,927	265,136	259,689
Non-controlling interests	13,384	10,420	8,718
Total equity	276,311	275,556	268,407	$ 268,407
Total liabilities, redeemable non-controlling interest and equity	$ 505,141	487,277	441,405
U.S. GAAP [Member]
CURRENT ASSETS:
Cash and cash equivalents		88,090	88,127
Short-term deposits		5,586	289
Trade receivables, net		116,975	91,986
Unbilled receivables and contract assets		25,096	19,073
Other accounts receivable and prepaid expenses		11,032	11,751
Total current assets		246,779	211,226
LONG-TERM ASSETS:
Severance pay fund		3,646	4,673
Deferred taxes		8,091	6,397
Right-of-use assets		24,299	24,509
Other accounts receivable		5,165	5,507
Property, plants and equipment, net		5,872	5,988
Intangible assets, net		51,390	53,404
Goodwill		146,803	135,682
Total long-term assets		245,266	236,160
Total assets		492,045	447,386
CURRENT LIABILITIES:
Short term debt		17,032	11,529
Trade payables		24,711	14,250
Accrued expenses and other accounts payable		45,173	41,846
Current maturities of operating lease liabilities		3,943	3,413
Liabilities in respect of business combinations		6,635	4,998
Redeemable non-controlling interests
Deferred revenue and customer advances		10,771	8,793
Total current liabilities		108,265	84,829
LONG-TERM LIABILITIES:
Long-term debt		20,155	13,352
Long-term operating lease liabilities		20,970	21,109
Liability in respect of business combinations		13,892	10,926
Deferred taxes		18,112	17,639
Redeemable non-controlling interests
Accrued severance pay, net		4,551	5,545
Total long-term liabilities		77,680	68,571
REDEEMABLE NON-CONTROLLING INTEREST		30,432	24,980
EQUITY
Share capital		1,165	1,164
Additional paid-in capital		211,543	211,713
Accumulated other comprehensive loss		9,294	7,835
Accumulated earnings		43,246	39,720
Total equity attributable to company shareholders’		265,248	260,432
Non-controlling interests		10,420	8,574
Total equity		275,668	269,006
Total liabilities, redeemable non-controlling interest and equity		492,045	447,386
Other GAAP Adjustments and reclassifications [Member]
CURRENT ASSETS:
Cash and cash equivalents
Short-term deposits
Trade receivables, net
Unbilled receivables and contract assets
Other accounts receivable and prepaid expenses		(5)
Total current assets		(5)
LONG-TERM ASSETS:
Severance pay fund		(3,646)	(4,673)
Deferred taxes		(98)	(162)
Right-of-use assets		(1,019)	(1,146)
Other accounts receivable
Property, plants and equipment, net
Intangible assets, net
Goodwill
Total long-term assets		(4,763)	(5,981)
Total assets		(4,768)	(5,981)
CURRENT LIABILITIES:
Short term debt		76	69
Trade payables
Accrued expenses and other accounts payable		(82)	(69)
Current maturities of operating lease liabilities		(676)	379
Liabilities in respect of business combinations
Redeemable non-controlling interests		23,197	14,611
Deferred revenue and customer advances
Total current liabilities		22,515	14,990
LONG-TERM LIABILITIES:
Long-term debt
Long-term operating lease liabilities		937	121
Liability in respect of business combinations
Deferred taxes		(167)	(155)
Redeemable non-controlling interests		6,137	9,315
Accrued severance pay, net		(3,646)	(4,673)
Total long-term liabilities		3,261	(4,608)
REDEEMABLE NON-CONTROLLING INTEREST		(30,432)	(24,980)
EQUITY
Share capital
Additional paid-in capital		(27,496)	(23,298)
Accumulated other comprehensive loss		(30)	(398)
Accumulated earnings		27,414	22,953
Total equity attributable to company shareholders’		(112)	(743)
Non-controlling interests			143
Total equity		(112)	(600)
Total liabilities, redeemable non-controlling interest and equity		$ (4,768)	$ (5,981)